Leases (Details) - Schedule of Future Minimum Operating Lease Payments ¥ in Thousands, $ in Thousands	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Jun. 01, 2023 JPY (¥)	Jun. 01, 2023 USD ($)
Schedule of Future Minimum Operating Lease Payments [Abstract]
2025	¥ 142,716	$ 906
2026	140,156	890
2027	137,359	872
2028	136,956	869
Total	557,187	3,537
Less: Interest component	(55,758)	(354)
Present value of minimum lease payments	¥ 501,429	$ 3,183	¥ 485,848	$ 3,084